Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Telecommunications Portfolio
May 31, 2025
TEL-NPRT1-0725
1.802191.121
Common Stocks - 99.0%
	Shares	Value ($)
BELGIUM - 2.8%
Communication Services - 2.8%
Diversified Telecommunication Services - 2.8%
Liberty Global Ltd Class C (a)	732,136	7,233,504
PUERTO RICO - 2.6%
Communication Services - 2.6%
Diversified Telecommunication Services - 2.6%
Liberty Latin America Ltd Class C (a)(b)	1,340,533	6,702,665
UNITED KINGDOM - 1.4%
Communication Services - 1.4%
Diversified Telecommunication Services - 1.4%
BT Group PLC	1,512,500	3,656,951
UNITED STATES - 92.2%
Communication Services - 91.1%
Diversified Telecommunication Services - 73.0%
Anterix Inc (a)(b)	172,600	4,589,434
AST SpaceMobile Inc Class A (a)(b)	223,400	5,153,838
AT&T Inc	2,142,020	59,548,156
Atn International Inc	10,100	143,521
Bandwidth Inc Class A (a)	58,200	815,964
Cogent Communications Holdings Inc (b)	153,739	7,027,410
Frontier Communications Parent Inc (a)	336,700	12,198,641
GCI Liberty Inc Class A (a)(c)	182,800	2
Globalstar Inc (a)(b)	312,898	5,776,097
IDT Corp Class B	134,200	8,265,378
Iridium Communications Inc (b)	350,311	8,897,899
Lumen Technologies Inc (a)	2,231,500	8,747,480
Shenandoah Telecommunications Co (b)	167,323	2,104,923
Verizon Communications Inc	1,417,697	62,321,961
		185,590,704
Media - 5.3%
Charter Communications Inc Class A (a)	11,600	4,596,732
Comcast Corp Class A	168,900	5,838,873
Liberty Broadband Corp Class C (a)	32,224	3,022,611
		13,458,216
Wireless Telecommunication Services - 12.8%
Gogo Inc (a)(b)	878,800	9,324,068
T-Mobile US Inc	49,924	12,091,593
Telephone and Data Systems Inc	232,564	7,990,899
United States Cellular Corp (a)	49,100	3,042,727
		32,449,287
TOTAL COMMUNICATION SERVICES		231,498,207

Industrials - 0.2%
Construction & Engineering - 0.2%
Dycom Industries Inc (a)	1,900	436,848
Information Technology - 0.7%
IT Services - 0.7%
Amdocs Ltd	18,100	1,660,856
Real Estate - 0.2%
Specialized REITs - 0.2%
American Tower Corp	1,800	386,370
TOTAL UNITED STATES		233,982,281
TOTAL COMMON STOCKS (Cost $214,161,550)		251,575,401

Money Market Funds - 11.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.32	1,907,342	1,907,724
Fidelity Securities Lending Cash Central Fund (d)(e)	4.32	26,464,410	26,467,056
TOTAL MONEY MARKET FUNDS (Cost $28,374,780)			28,374,780

TOTAL INVESTMENT IN SECURITIES - 110.2% (Cost $242,536,330)	279,950,181
NET OTHER ASSETS (LIABILITIES) - (10.2)%	(25,889,100)
NET ASSETS - 100.0%	254,061,081

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,344,739	47,347,551	52,784,566	100,706	-	-	1,907,724	1,907,342	0.0%
Fidelity Securities Lending Cash Central Fund	16,492,770	47,244,440	37,270,154	9,671	-	-	26,467,056	26,464,410	0.1%
Total	23,837,509	94,591,991	90,054,720	110,377	-	-	28,374,780

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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